BUSINESS COMBINATIONS - Additional Information - Q2 (Details) - Cutex International [Member] - USD ($) $ in Millions		6 Months Ended
	May 31, 2016	Jun. 30, 2016
Business Acquisition [Line Items]
Coty license agreement term		20 years
Cash consideration	$ 29.1